ACQUISITION OF CONSTELLIUM-BOWLING GREEN - Narrative (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 09, 2019	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Jan. 10, 2019
Disclosure of detailed information about business combination [line items]
Preexisting trade receivables with acquiree			€ 603	€ 341
Constellium Bowling Green LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interest acquired					49.00%
Consideration transferred					€ 87
Fair value of previously held interest					69
Preexisting trade receivables with acquiree					38
Goodwill					€ 24
Acquisition-related costs recognized as expense in other gains / (losses)		€ 1
Combined revenue		333
Combined net loss		€ 48
Constellium Bowling Green LLC
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	51.00%